Income Tax Expense	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Income tax expense

Note 10. Income tax expense

	Consolidated
	2024	2023	2022
	$	$	$
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(7,849,556)	(4,484,831)	(227,502)

Tax at the statutory tax rate of 25% (Australian company tax rate)	(1,962,389)	(1,121,208)	(56,876)

Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income	-	72,196	-
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	43,296	56,431	43,285
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(3,521)	(2,731)	-

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	152,599	152,576	47,375
Other temporary differences not recognised	1,930,817	923,659	(24,068)

Income tax expense	160,802	80,923	9,716

Deferred tax assets relating to temporary differences and unused tax losses are recognised only to the extent that is it probable that future taxable profits will be available against which the benefits of the deferred tax asset can be utilised.